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Great-West SecureFoundation Lifetime 2060 Fund
Great-West SecureFoundation® Lifetime 2060 Fund
Investment Objective
The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not describe the fees, expenses or withdrawal charges imposed by the Guarantee (“Guarantee Benefit Fee”), which is described in a separate prospectus or disclosure statement describing the Guarantee, or the fees and expenses of any Permitted Account. If the Guarantee Benefit Fee or fees and expenses of any Permitted Account were reflected, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West SecureFoundation Lifetime 2060 Fund		Institutional Class	Investor Class	Service Class	Class L
Management Fees		0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	none	0.10%	0.25%
Total Other Expenses		none	0.35%	0.35%	0.35%
Shareholder Services Fees		none	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	[1]	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	[2]	0.34%	0.69%	0.79%	0.94%
Fee Waiver and Expense Reimbursement	[3]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.32%	0.67%	0.77%	0.92%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Institutional Class shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[3]	GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same “group of investment companies” (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund (“Unaffiliated Fund(s)”) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2021. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees, expenses or withdrawal charges of the Guarantee Benefit Fee, or the fees and expenses of any Permitted Account. If the Guarantee Benefit Fee or fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West SecureFoundation Lifetime 2060 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	33	107	189	429
Investor Class	68	219	382	857
Service Class	79	250	437	976
Class L	94	298	518	1,153

Expense Example, No Redemption - Great-West SecureFoundation Lifetime 2060 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	33	107	189	429
Investor Class	68	219	382	857
Service Class	79	250	437	976
Class L	94	298	518	1,153

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 169% of the average value of its portfolio.
Principal Investment Strategies
Below is a summary of the principal investment strategies of the Fund.

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2060 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2060, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Funds that invest primarily in equity securities and 2-25% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time until 2050, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2050, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The Fund currently invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Funds”). Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:
Large Cap	28.73%	International	27.20%
Great-West S&P 500® Index Fund Institutional		Great-West International Index Fund Institutional
Mid Cap	12.31%	Emerging Markets	11.80%
Great-West S&P Mid Cap 400® Index Fund Institutional		Northern Emerging Markets Equity Index Fund
Small Cap	11.95%	Bond	7.54%
Great-West S&P Small Cap 600® Index Fund Institutional		Great-West Bond Index Fund Institutional
		Short-Term Bond	0.47%
		GWL&A Contract

The Fund will rebalance its holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocation among U.S. equity, foreign equity, and fixed income asset classes as of the date of this Prospectus. The chart represents the asset allocation path (the “glide path”) that the Fund follows to become more conservative until 2050. The glide path reflects the declining percentage of equities in the Fund as it approaches 2050. The glide path provides for more exposure to equities for investors further from retirement and more exposure to fixed income securities for investors nearing retirement.

The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
Below is a summary of the principal investment risks of investing in the Fund. These risks are presented in an order that reflects GWCM’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the net asset value of the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Target Date Fund Risk - The year in the Fund name refers to the approximate year (the target date) when an investor in the Fund is planning to retire (or otherwise begin using the invested funds). The Fund’s asset allocation is adjusted to become more conservative based on its target date. If an investor chooses to retire significantly earlier or later than the target date, a different asset allocation may be more appropriate. An investment in a target date fund is not guaranteed at any time, including on or after the target date. Investors should periodically monitor the portfolio to ensure it is in line with their current situation.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee that you are required to purchase if you invest in the Fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Market Risk - The value of an Underlying Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by an Underlying Fund, particular industries represented in an Underlying Fund's portfolio, or the overall securities markets. A variety of factors can increase the volatility of an Underlying Fund's holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Developing and Emerging Markets Risk – The risk that markets of developing and emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk – Investments in fixed income securities are subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund's income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the market value of fixed income securities generally declines and when interest rates decline, market values of such securities generally rise. The longer a security’s maturity, that is, the time remaining until the final payment on the security is due, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. In general, the longer the maturity or duration of a security, the greater its sensitivity to changes in interest rates. Recent and potential future changes in monetary policy may affect the level of interest rates.

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Index Risk – The value of an Index Fund will generally decline when the performance of its benchmark index declines. A benchmark index may perform unfavorably and/or underperform the market as a whole. An Index Fund is not actively managed and the portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause an Index Fund’s return to be lower than if an Index Fund employed an active strategy. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. When there is little or no active trading market for a specific type of security, it can become more difficult to sell the security at or near its perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in the Underlying Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Underlying Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Underlying Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Derivatives Risk - Underlying Funds may invest in derivative instruments, including but not limited to, futures contracts, forward contracts, options and swaps. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets. There can be no assurance that an Underlying Fund’s use of derivative contracts will work as intended.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders).

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
No performance data is provided because the Fund commenced operations on May 2, 2019. Performance information for the Fund will appear in future versions of this Prospectus after the Fund has annual returns for at least one complete calendar year.

Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).